FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Assets and liabilities measured at fair value on a recurring basis, table (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Assets and liabilities measured at fair value on a recurring basis, table
As at January 31, 2025	Level 1	Level 2	Level 3	Total
Cash	$ 264,778	$ -	$ -	$ 264,778

As at January 31, 2024	Level 1	Level 2	Level 3	Total
Cash	$ 25,699	$ -	$ -	$ 25,699